Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2013 Residential Mortgage	Mar. 31, 2012 Residential Mortgage
Loans Receivable [Line Items]
Loans receivable, net			¥ 89,657	¥ 83,361
Current portion of loans receivable			8,023	7,615
Cumulative Effect Adjustment to Retained Earnings		410
Cumulative effect Adjustment to Noncontrolling Interests		392
Lease receivables sold	27,605
Cash proceeds from sale of lease receivables	29,570
Pre-tax gain from sale of lease receivable	¥ 1,965